Other Income (Expense) - Components of Other Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Other Liabilities Disclosure [Abstract]
Freight tax recovery (provision)	$ 488	$ (1,343)	$ (4,013)	$ (1,685)
Foreign exchange loss	(35)	(42)	(274)	(154)
Other income	0	0	154	1
Total	$ 453	$ (1,385)	$ (4,133)	$ (1,838)